Trade payables and accrued liabilities (Details)		1 Months Ended	12 Months Ended
	Apr. 14, 2023 vehicle	Apr. 30, 2023 vehicle	Dec. 31, 2023 USD ($) vehicle	Jun. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)
Payables and Accruals [Line Items]
Accrued expenses and other			$ 7,435,000	$ 7,841,000	$ 7,589,000
ElectraMeccanica Vehicles Corp
Payables and Accruals [Line Items]
Trade payables			1,341,526		3,795,992
Recall provision			315,988		8,915,044
Accrued expenses and other			2,584,374		6,635,434
Trade payables and accrued liabilities			4,241,888		$ 19,346,470
Number of vehicles sold | vehicle	429	429
Recall provision estimation and reversed			440,000
Company payments			$ 8,159,056
Number of vehicles returned by customers | vehicle			392